Intangibles, Net	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Intangiables, Net

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following:

	September 30, 2017	December 31, 2016	December 31, 2015
	(unaudited)	(audited)	(audited)
Land use rights	$1,844,492	$1,771,569	$1,898,793
Less: accumulated amortization	(122,061)	(85,358)	(45,681)
Total intangibles, net	$1,722,431	$1,686,211	$1,853,112

The amortization expenses of land use rights for the quarter ended September 30, 2017, the years ended December 31, 2016 and 2015 were $33,644, $44,687 and $47,099 respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Estimated amortization expense

2017	$44,687
2018	44,687
2019	44,687
2020	44,687
2021	44,687
Thereafter	1,462,776
Total	$1,686,211